Offerings - Offering: 1	Nov. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Amount Registered | shares	978,235
Proposed Maximum Offering Price per Unit	0.38
Maximum Aggregate Offering Price	$ 371,729.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 52.00
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends, or similar transactions.

The offering price per share and the aggregate offering price are based upon the average of the high and low prices of the Registrant’s common stock ($0.38) as reported on the NYSE American on October 30, 2025, which is within five business days of November 13, 2025.